[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21339
MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY	10020
(Address of principal executive offices)	(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	7/31/05

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2005 (unaudited)

		Face
		Amount	Value
		(000)	(000)
U.S. Government & Agency Securities (31.8%)
Federal Farm Credit Bank
3.26%, 4/20/06 - 10/6/06	(b)	40,000	$39,991
3.26%, 12/28/06	(b)	40,000	39,989
3.27%, 8/18/06	(b)	25,000	24,995
Federal Home Loan Bank
3.10%, 8/2/06	(b)	22,100	22,087
3.15%, 5/16/06	(b)	6,500	6,496
3.17%, 8/26/05	(b)	11,500	11,499
3.23%, 6/2/06	(b)	15,000	14,992
3.25%, 8/2/05 - 9/8/05	(b)	51,000	50,998
3.26%, 10/3/05	(b)	30,000	29,999
3.27%, 9/12/05	(b)	20,000	19,998
3.28%, 1/27/06	(b)	11,500	11,500
3.31%, 9/16/05	(b)	20,000	19,999
3.32%, 8/21/06	(b)	25,000	24,984
3.36%, 12/29/06	(b)	20,000	19,986
3.41%, 10/5/05	(b)	1,670	1,670
Federal Home Loan Mortgage Corp.
2.15%, 2/10/06		4,000	3,966
2.27%, 4/28/06		9,000	8,906
2.84%, 8/8/05		14,300	14,291
2.88%, 9/15/05		3,000	3,002
2.94%, 9/20/05		16,836	16,766
2.98%, 11/15/05		5,590	5,541
3.00%, 5/5/06		1,500	1,492
3.03%, 12/5/05		3,000	2,968
3.15%, 10/26/05		1,702	1,689
3.18%, 11/7/05	(b)	25,600	25,600
3.20%, 12/12/05		9,717	9,603
3.32%, 12/30/05		5,000	4,930
3.33%, 12/28/05		7,000	6,904
3.34%, 9/9/05	(b)	11,050	11,050
3.36%, 12/9/05		13,000	12,843
3.39%, 11/28/05		850	841
3.51%, 10/7/05	(b)	20,700	20,701
3.58%, 1/3/06		992	977
Federal National Mortgage Association
2.12%, 8/3/05		5,100	5,099
2.79%, 8/8/05		1,000	999
3.23%, 8/1/05		3,000	3,000
Total U.S. Government & Agency Securities (Cost $500,351)			500,351
Repurchase Agreements (68.4%)
Bear Stearns Cos., Inc., 3.31%, dated 7/29/05, due 8/1/05, repurchase price $310,086: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.57% to 5.60%, due 7/1/32 to 6/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.74% to 5.08%, due 10/1/18 to 8/1/35, valued at $316,203.		310,000	310,000

1

CS First Boston LLC, 3.27%, dated 7/29/05, due 8/4/05, repurchase price $25,014: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 4.33%, due 10/1/34; Federal National Mortgage Association, Adjustable Rate Mortgage: 4.38%, due 3/1/35, valued at $25,503.	25,000	25,000
CS First Boston LLC, 3.27%, dated 7/29/05, due 8/3/05, repurchase price $45,020: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.31% to 5.61%, due 9/1/31 to 2/1/35; Federal National Mortgage Association, Adjustable Rate Mortgage: 4.33%, due 2/1/34, valued at $45,900.	45,000	45,000
CS First Boston LLC, 3.27%, dated 7/29/05, due 8/1/05, repurchase price $60,016: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 4.66%, due 2/1/35; Federal National Mortgage Association, Adjustable Rate Mortgage: 4.38%, due 3/1/35, valued at $61,203.	60,000	60,000
Goldman Sachs Group, Inc., 3.31%, dated 7/29/05, due 8/1/05, repurchase price $257,296: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgage: 3.73%, due 9/1/34, valued at $262,370.	257,225	257,225
UBS Securities LLC, 3.28%, dated 7/29/05, due 8/8/05, repurchase price $20,018: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.86% to 5.66%, due 4/1/23 to 1/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.88% to 4.45%, due 7/1/33 to 3/1/34, valued at $20,402.	20,000	20,000
UBS Securities LLC, 3.28%, dated 7/29/05, due 8/9/05, repurchase price $20,020: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.87% to 5.12%, due 4/1/35 to 7/1/35; Federal National Mortgage Association, Adjustable Rate Mortgage: 4.77%, due 10/1/34, valued at $20,400.	20,000	20,000
UBS Securities LLC, 3.29%, dated 7/29/05, due 8/9/05, repurchase price $45,045: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.55% to 4.87%, due 6/1/33 to 2/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.37% to 4.70%, due 1/1/34 to 5/1/35, valued at $45,902.	45,000	45,000
UBS Securities LLC, 3.30%, dated 7/29/05, due 8/1/05, repurchase price $295,081: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.16% to 6.12%, due 5/1/25 to 7/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.58% to 5.66%, due 11/1/21 to 11/1/41, valued at $300,900.	295,000	295,000
Total Repurchase Agreements (Cost $1,077,225)		1,077,225
Total Investments (100.2%) (Cost $1,577,576)		1,577,576
Liabilities in Excess of Other Assets (-0.2%)		(2,716)
Net Assets (100%)		$1,574,860

(b)      Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2005.

2

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2005 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Certificate of Deposit (17.3%)
Banking (0.5%)
HSBC USA, Inc.
4.00%, 7/18/06		$20,000	$20,000
International Banks (16.8%)
Banque Nationale de Paris/New York
3.36%, 6/19/06	(b)	70,000	69,986
Barclays Bank plc/New York
3.28%, 7/5/06	(b)	75,000	74,988
3.38%, 6/21/06	(b)	70,000	69,990
Calyon North America, Inc./New York
3.39%, 8/23/05	(b)	75,000	74,998
Credit Suisse First Boston/New York
3.30%, 8/8/05		50,000	50,000
3.31%, 8/9/05		100,000	100,000
National Bank of Canada
3.29%, 8/8/05		75,000	75,000
Norinchukin Bank/New York
3.35%, 8/8/05		75,000	75,000
Unicredito Italiano/ New York
2.37%, 9/12/05		29,500	29,495
3.41%, 12/28/05	(b)	50,000	49,993
			669,450
Total Certificate of Deposit (Cost $689,450)			689,450
Commercial Paper (44.8%)
Asset Backed — Automotive (3.4%)
FCAR Owner Trust
2.87%, 8/8/05		21,000	20,986
2.90%, 8/8/05		50,000	49,968
3.21%, 8/19/05		21,125	21,089
New Center Asset Trust
2.80%, 8/8/05		19,750	19,738
2.93%, 8/12/05		25,000	24,976
			136,757
Asset Backed — Consumer (9.6%)
Barton Corp.
2.96%, 8/9/05	(a)	60,017	59,973
Bryant Park Funding LLC
2.20%, 8/3/05	(a)	55,169	55,159
2.89%, 8/8/05	(a)	35,000	34,977
Mont Blanc Capital Corp.
2.62%, 8/5/05	(a)	30,000	29,989
Old Line Funding Corp.
2.62%, 8/5/05	(a)	27,443	27,433
2.93%, 8/9/05	(a)	34,468	34,443
Park Avenue Receivables Corp.
2.47%, 8/4/05	(a)	50,000	49,986
Regency Markets No. 1 LLC
2.88%, 8/8/05	(a)	33,432	33,411
Sheffield Receivables Corp.
2.63%, 8/5/05	(a)	33,560	33,548
Thames Asset Global Securities
3.28%, 8/1/05	(a)	25,527	25,527
			384,446
Asset Backed — Corporate (4.6%)
Amsterdam Funding Corp.
2.46%, 8/4/05	(a)	50,000	49,987
Atlantis One Funding Corp.
1.93%, 8/3/05	(a)	10,919	10,917
3.42%, 8/1/05 -12/5/05	(a)	81,218	80,773
Blue Ridge Asset Funding
2.89%, 8/8/05	(a)	40,000	39,974
			181,651
Asset Backed — Mortgage (1.5%)
Sydney Capital Corp.
2.88%, 8/8/05	(a)	61,370	61,331
Asset Backed — Securities (14.2%)
Amstel Funding Corp.
3.40%, 11/18/05	(a)	25,000	24,743
Cancara Asset Securitisation Ltd.
2.41%, 8/4/05	(a)	50,000	49,986
2.62%, 8/5/05	(a)	48,138	48,120
2.89%, 8/8/05	(a)	45,357	45,328
CC USA, Inc.
3.12%, 9/16/05	(a)	15,000	14,939
Galaxy Funding, Inc.
2.99%, 8/10/05	(a)	40,000	39,967
Galleon Capital Corp.
2.63%, 8/5/05	(a)	40,000	39,985
Golden Fish LLC
2.87%, 8/8/05	(a)	16,042	16,032

1

3.02%, 8/10/05	(a)	96,413	96,332
3.46%, 9/15/05	(a)	17,500	17,423
3.47%, 9/20/05	(a)	10,085	10,036
Grampian Funding Ltd.
3.29%, 10/24/05	(a)	35,000	34,730
3.36%, 9/27/05	(a)	14,000	13,925
3.51%, 12/9/05	(a)	30,000	29,622
3.56%, 12/20/05	(a)	20,000	19,723
3.57%, 12/5/05	(a)	30,000	29,627
3.75%, 12/30/05	(a)	20,273	19,957
Scaldis Capital LLC
3.44%, 12/7/05	(a)	15,000	14,817
			565,292
Banking (1.0%)
Bank of America Corp.
2.89%, 8/9/05		40,000	39,971
Diversified Financial Services (1.6%)
General Electric Capital Corp.
2.80%, 9/9/05		25,000	24,922
3.42%, 11/28/05		30,000	29,662
3.70%, 3/14/06		10,000	9,773
			64,357
Finance — Automotive (1.3%)
Toyota Motor Credit Corp.
3.31%, 6/23/06	(b)	50,000	50,000
Finance — Consumer (0.6%)
Pfizer, Inc.
2.78%, 8/30/05	(a)	25,000	24,942
Finance — Corporate (1.3%)
CIT Group, Inc.
2.41%, 8/4/05		50,000	49,986
Insurance (0.9%)
Irish Life & Permanent plc
3.17%, 9/1/05	(a)	35,000	34,902
International Banks (4.8%)
Banque Generale du Luxembourg
3.39%, 12/2/05		35,000	34,596
CBA Delaware Finance, Inc.
3.48%, 12/14/05		12,325	12,165
CBA Finance, Inc.
2.89%, 8/8/05		5,800	5,796
KBC Financial Products International Ltd.
3.16%, 9/12/05	(a)	27,500	27,397
Nordea N.A.
3.36%, 11/14/05		50,000	49,510
Rabobank USA Financial Corp.
2.87%, 8/8/05		35,300	35,278
UBS Finance (Del) LLC
2.86%, 8/8/05		27,800	27,782
			192,524
Total Commercial Paper (Cost $1,786,159)			1,786,159
Corporate Notes (27.4%)
Asset Backed — Consumer (0.9%)
Mont Blanc Capital Corp.
3.43%, 9/20/05	(a)	34,924	34,755
Asset Backed — Corporate (0.5%)
Amsterdam Funding Corp.
2.93%, 8/9/05	(a)	20,000	19,985
Asset Backed — Securities (11.4%)
Beta Finance, Inc.
3.32%, 5/25/06 - 6/13/06	(a)(b)	76,000	75,994
3.37%, 9/15/05	(a)(b)	65,000	65,001
3.38%, 7/20/06	(a)(b)	50,000	50,006
CC USA, Inc.
3.32%, 5/19/06	(a)(b)	78,000	77,995
3.50%, 3/10/06	(a)	13,000	12,969
4.06%, 7/24/06	(a)	7,500	7,500
Dorada Finance, Inc.
3.36%, 7/14/06	(a)(b)	35,000	35,004
3.38%, 8/15/05	(a)(b)	40,000	40,000
Solitaire Funding Ltd.
2.19%, 8/3/05	(a)	39,000	38,993
2.63%, 8/5/05	(a)	50,000	49,982
			453,444
Diversified Financial Services (2.1%)
General Electric Capital Corp.
3.50%, 6/16/06 - 8/17/06		85,000	85,122
Financial Services (1.0%)
Metropolitan Life Global Funding l
3.38%, 8/26/05	(a)(b)	40,000	40,003
International Banks (4.6%)
Australia Ltd.
3.45%, 8/24/10		50,000	50,000
Royal Bank of Scotland plc
3.40%, 4/21/10	(a)(b)	135,000	135,000
			185,000

2

Investment Bankers/Brokers/Services (5.6%)
Banc of America Securities LLC
3.39%, 2/20/06		75,000	75,000
Goldman Sachs Group, Inc.
3.42%, 11/10/05	(a)	50,000	50,000
3.43%, 9/12/05	(a)	50,000	50,000
Merrill Lynch & Co., Inc.
3.63%, 10/3/05	(b)	50,000	50,012
			225,012
Major Banks (1.3%)
Bank of America NA/Charlotte, NC
3.31%, 12/9/05	(b)	50,000	50,000
Total Corporate Notes (Cost $1,093,321)			1,093,321
Repurchase Agreements (11.9%)
Goldman Sachs Group, Inc., 3.29% dated 7/29/05, due 8/5/05, repurchase price $50,032.	(c)	50,000	50,000
Goldman Sachs Group, Inc., 3.31% dated 7/29/05, due 8/1/05, repurchase price $253,720.	(c)	253,650	253,650
UBS Securities LLC, 3.29% dated 7/29/05, due 8/1/05, repurchase price $170,047: fully collaterized by U.S. government agencies securities at the date of this Portfolio of investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.739% to 4.927%, due 7/1/25 to 4/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.578% to 5.054%, due 2/1/26 to 3/1/42, valued at $173,401.		170,000	170,000
Total Repurchase Agreements (Cost $473,650)			473,650
Total Investments (101.4%) (Cost $4,042,580)			4,042,580
Liabilities in Excess of Other Assets (-1.4%)			(55,770)
Net Assets (100%)			$3,986,810

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2005.
(c)

Represents the Portfolio’s undivided interest in a repurchase agreement which has a total value of $303,650. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pool: 5.500%, due 2/1/34; Federal National Mortgage Association, Conventional Pool, Adjustable Rate Mortgage: 5.598%, due 9/1/32, valued at $309,723.

3

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2005 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Certificate of Deposit (8.1%)
Major Banks (8.1%)
Branch Banking & Trust Co.
3.29%, 8/1/05		$250,000	$250,000
First Tennessee Bank
3.26%, 8/8/05		150,000	150,000
HSBC USA, Inc.
3.31%, 5/16/06	(b)	75,000	75,000
4.00%, 7/18/06		55,000	55,000
JP Morgan Chase & Co.
3.27%, 8/8/05		200,000	200,000
Regions Bank of Alabama
3.25%, 9/13/05		150,000	150,000
SunTrust Bank
3.32%, 8/5/05	(b)	130,000	130,000
			1,010,000
Total Certificate of Deposit (Cost $1,010,000)			1,010,000
Commercial Paper (48.6%)
Asset Backed — Automotive (5.6%)
Daimler Chrysler Revolving Auto Conduit LLC
2.56%, 8/5/05		66,459	66,435
2.62%, 8/5/05		99,202	99,166
2.94%, 8/9/05		73,384	73,330
FCAR Owner Trust
2.16%, 8/3/05		100,000	99,982
2.62%, 8/5/05		45,000	44,983
2.90%, 8/8/05		145,000	144,907
2.92%, 8/9/05		70,500	70,449
3.21%, 8/19/05		50,000	49,915
New Center Asset Trust
2.80%, 8/8/05		50,000	49,969
			699,136
Asset Backed — Consumer (12.2%)
Barton Captial Corp.
2.87%, 8/8/05	(a)	101,161	101,096
Bryant Park Funding LLC
2.89%, 8/8/05	(a)	40,171	40,145
3.04%, 8/11/05	(a)	90,178	90,094
Gemini Securitization Corp. LLC
2.64%, 8/5/05	(a)	200,000	199,927
2.87%, 8/8/05	(a)	100,000	99,936
Ranger Funding Co. LLC
2.94%, 8/9/05	(a)	50,000	49,963
Regency Markets No.1 LLC
2.63%, 8/5/05	(a)	242,105	242,017
Sheffield Receivables Corp.
2.46%, 8/4/05	(a)	250,000	249,932
2.63%, 8/5/05	(a)	38,160	38,146
Thames Asset Global Securities
2.29%, 8/8/05		350,752	350,528
3.28%, 8/1/05	(a)	47,854	47,854
			1,509,638
Asset Backed — Corporate (6.3%)
Amsterdam Funding Corp.
2.97%, 8/12/05	(a)	120,000	119,881
Atlantis One Funding Corp.
1.93%, 8/3/05	(a)	44,000	43,993
3.42%, 8/1/05 -12/1/05	(a)	170,000	169,596
3.57%, 12/28/05	(a)	75,000	73,901
Blue Ridge Asset Funding Corp.
2.89%, 8/8/05	(a)	130,000	129,918
CAFCO LLC
2.94%, 8/9/05	(a)	50,000	49,963
3.30%, 8/1/05	(a)	58,400	58,400
Moat Funding LLC
2.46%, 8/4/05	(a)	100,000	99,973
2.87%, 8/8/05	(a)	40,000	39,974
			785,599
Asset Backed — Mortgage (3.3%)
Mortgage Interest Networking Trust Plus
3.04%, 8/15/05		90,000	89,886
Sydney Capital Corp.
1.65%, 8/2/05	(a)	61,940	61,934
2.63%, 8/5/05	(a)	105,410	105,371
2.88%, 8/8/05	(a)	106,410	106,342
3.29%, 8/29/05	(a)	42,480	42,368
			405,901
Asset Backed — Securities (14.4%)
Cancara Asset Securitisation Ltd.
2.41%, 8/4/05	(a)	311,625	311,539
CC USA, Inc.

1

3.12%, 9/16/05	(a)	60,000	59,757
Galaxy Funding, Inc.
2.99%, 8/10/05		90,000	89,925
Golden Fish LLC
1.65%, 8/2/05	(a)	66,064	66,058
2.50%, 8/4/05	(a)	34,551	34,541
2.63%, 8/5/05	(a)	139,146	139,095
3.31%, 8/30/05	(a)	39,855	39,746
3.41%, 9/12/05	(a)	77,479	77,164
3.46%, 9/15/05	(a)	136,911	136,307
3.47%, 9/16/05	(a)	140,869	140,235
Grampian Funding Ltd.
2.88%, 8/8/05	(a)	150,000	149,904
3.29%, 10/24/05	(a)	100,000	99,230
3.36%, 9/27/05	(a)	45,000	44,758
3.51%, 12/9/05	(a)	110,000	108,614
3.56%, 12/20/05	(a)	60,000	59,168
3.57%, 12/5/05	(a)	110,000	108,633
Scaldis Capital LLC
3.39%, 11/22/05 - 11/28/05	(a)	65,627	64,907
3.44%, 12/7/05	(a)	58,346	57,637
			1,787,218
Banking (0.2%)
Bank of America Corp.
2.89%, 8/9/05		25,000	24,982
Diversified Financial Services (2.8%)
General Electric Capital Corp.
3.15%, 11/17/05		90,000	89,150
3.36%, 11/14/05		50,000	49,510
3.42%, 11/28/05		150,000	148,309
3.70%, 3/14/06		65,000	63,525
			350,494
Finance — Automotive (0.2%)
Toyota Motor Credit Corp.
3.43%, 12/30/05		25,000	24,644
Finance — Consumer (0.9%)
Pfizer, Inc.
2.78%, 8/30/05	(a)	106,750	106,503
Insurance (0.7%)
Allianz Finance Corp.
3.18%, 9/1/05	(a)	85,000	84,761
Investment Bankers/Brokers/Services (2.0%)
Citigroup Global Markets Holdings, Inc.
3.30%, 11/28/05		250,000	250,000
Total Commercial Paper (Cost $6,028,882)			6,028,876
Corporate Notes (30.0%)
Asset Backed — Consumer (1.5%)
Mont Blanc Capital Corp.
3.43%, 9/20/05	(a)	90,000	89,565
Old Line Funding Corp.
2.87%, 8/8/05	(a)	94,038	93,978
			183,543
Asset Backed — Corporate (0.4%)
Atlantis One Funding Corp.
3.36%, 11/16/05	(a)	45,885	45,427
Asset Backed — Securities (11.4%)
Beta Finance, Inc.
3.32%, 5/24/06 - 5/25/06	(a)(b)	283,000	282,983
3.36%, 3/14/06	(a)(b)	50,000	50,003
3.39%, 3/20/06	(a)(b)	125,000	125,007
CC USA, Inc.
3.31%, 12/1/05	(a)(b)	100,000	99,997
3.33%, 1/17/06	(a)(b)	115,000	114,989
3.37%, 9/15/05	(a)(b)	85,000	84,999
4.06%, 7/24/06	(a)	15,000	14,999
Dorada Finance, Inc.
3.32%, 5/25/06	(a)(b)	125,000	124,992
3.33%, 9/12/05 - 1/17/06	(a)(b)	188,000	187,987
3.38%, 8/15/05	(a)(b)	100,000	100,001
Solitaire Funding Ltd.
2.19%, 8/3/05	(a)	125,500	125,477
2.63%, 8/5/05	(a)	100,000	99,964
			1,411,398
Banking (1.2%)
Fifth Third Bancorp.
3.42%, 11/22/09	(a)(b)	150,000	150,000
Diversified Financial Services (0.6%)
General Electric Capital Corp.
3.05%, 9/6/05		75,000	74,766
Financial Services (0.3%)
Metropolitan Life Global Funding l
3.38%, 8/26/05	(a)(b)	42,000	42,003
Insurance (0.5%)
Mass Mutual Global Funding II
3.58%, 12/13/05	(a)(b)	65,000	65,046
Investment Bankers/Brokers/Services (6.6%)
Banc of America Securities LLC
3.39%, 2/20/06		273,500	273,500

2

Citigroup Global Markets Holdings, Inc.
3.52%, 6/6/06	(b)	45,000	45,075
Goldman Sachs Group, Inc.
3.42%, 11/10/05		125,000	125,000
3.43%, 9/12/05		200,000	200,000
Merrill Lynch & Co., Inc.
3.73%, 2/17/06	(b)	177,000	177,398
			820,973
Major Banks (7.5%)
Bank of America Corp.
3.31%, 6/7/06	(b)	100,000	100,000
Bank of America NA/Charlotte, NC
3.31%, 12/9/05	(b)	150,000	150,000
Fifth Third Bank
3.27%, 11/1/05	(b)	25,000	24,998
Harris Trust & Savings Bank
3.31%, 5/3/06	(b)	100,000	100,000
La Salle National Bank
3.29%, 8/9/05		150,000	150,000
PNC Bank NA
2.47%, 8/4/05		300,000	299,918
Standard Federal Bank
3.31%, 8/18/05		100,000	100,000
			924,916
Total Corporate Notes (Cost $3,718,066)			3,718,072
Repurchase Agreements (13.4%)
Goldman Sachs Group, Inc., 3.29%, dated 7/29/05, due 8/5/05, repurchase price $200,128.	(c)	200,000	200,000
Goldman Sachs Group, Inc., 3.31%, dated 7/29/05, due 8/1/05, repurchase price $1,118,809.	(c)	1,118,500	1,118,500
UBS Securities LLC, 3.29%, dated 7/29/05, due 8/1/05, repurchase price $345,095; fully collaterized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.384% to 5.486%, due 7/1/29 to 8/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.451% to 5.486%, due 4/1/27 to 9/1/39, valued at $351,902.		345,000	345,000
Total Repurchase Agreements (Cost $1,663,500)			1,663,500
Total Investments (100.1%) (Cost $12,420,448)			12,420,448
Liabilities in Excess of Other Assets (-0.1%)			(18,162)
Net Assets (100%)			$12,402,286

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2005.
(c)

Represents the Portfolio’s undivided interest in a repurchase agreement which has a total value of $1,318,500. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.500% to 7.000%, due 1/1/19 to 7/1/35; Federal National Mortgage Association, Conventional Pools, Adjustable Rate Mortgages: 3.165% to 5.188%, due 6/1/33 to 7/1/35, valued at $1,344,870.

3

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2005 (unaudited)

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (102.5%)
Commercial Paper (14.1%)
Clark County, NV, Flood Control, Series 2003 B
2.20%, 8/3/05	$2,000	$2,000
Illinois Educational Facilities Authority, Pooled Series 1995
2.45%, 8/11/05	2,000	2,000
Illinois Health Facilities Authority, Evanston Hospital Corp., Series 1995
2.63%, 11/3/05	1,500	1,500
Intermountain Power Agency, UT, Series 1997 B-3
2.65%, 8/4/05	6,000	6,000
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Hospital, Series C
2.45%, 8/23/05	10,000	10,000
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University, Series B
2.20%, 8/23/05	5,000	5,000
Massachusetts Development Finance Agency, MassDevelopment Program 2 Issue
2.25%, 8/4/05	2,452	2,452
Massachusetts Health & Educational Facilities Authority, Harvard University, Series EE
2.47%, 9/12/05	5,642	5,642
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax, Series 2004 A
2.45%, 9/13/05	5,000	5,000
Missouri Development Finance Board, Missouri Association of Municipal Utilities, Series 2005 A
2.45%, 8/18/05	4,219	4,219
Montgomery County, MD, Series 2002 BANs
2.40%, 10/25/05	5,000	5,000
Ohio State University, General Receipts, Series 2004 F
2.47%, 9/29/05	5,000	5,000
Palm Beach County School District, FL, Sales Tax, Series 2005
2.55%, 8/18/05	3,500	3,500
Salt River Project Agricultural Improvement & Power District, AZ, Series C
2.58%, 10/12/05	5,750	5,750
Texas Tech University System, TX, Series A
2.50%, 9/14/05	2,868	2,868
		65,931
Daily Variable Rate Bonds (8.8%)
Atlanta, GA, Water & Wastewater, Series 2002 C (FSA)
2.30%, 11/1/41	1,850	1,850
Bell County Health Facilities Development Corp., TX, Scott & White Memorial Hospital, Series 2001-1 (MBIA)
2.33%, 8/15/31	1,000	1,000
California Statewide Communities Development Authority, University Retirement Community at Davis, Inc.,
Series 2003 (Radian)
2.28%, 11/15/30	415	415
Connecticut Health & Educational Facilities Authority, Quinnipiac University, Series 2001 F (Radian)
2.28%, 7/1/31	880	880
Hapeville Development Authority, GA, Hapeville Hotel Ltd., Series 1985
2.27%, 11/1/15	300	300
Harris County Health Facilities Development Corp., TX, Texas Medical Center, Series B (FSA)
2.33%, 5/15/29	200	200
Harris County Health Facilities Development Corp., TX, Methodist Hospital, Series 2005 B
2.33%, 12/1/32	3,200	3,200
Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago, Series 2002 (Ambac)
2.33%, 9/1/32	1,000	1,000
Illinois Finance Authority, Northwestern Memorial Hospital, Series 2004 B, Subseries 2004 B-1
2.33%, 8/15/38	1,100	1,100
Illinois Finance Authority, Resurrection Health Care System, Series 2005 B
2.30%, 5/15/35	4,200	4,200
Jackson County, MS, Chevron USA, Inc., Series 1993
2.30%, 6/1/23	1,250	1,250
Jacksonville Health Facilities Authority, FL, Baptist Medical Center, Series 2003 A
2.33%, 8/15/33	8,600	8,600
Jay Street Development Corp., NY, Fiscal 2004, Series A-4
2.26%, 5/1/22	1,500	1,500
Metropolitan Water District of Southern California, Water 2000, Series B-1
2.24%, 7/1/35	1,400	1,400
Missouri Health & Educational Facilities Authority, Washington University, Series 2004 A
2.33%, 2/15/34	320	320

Mount Vernon, IN, Pollution Control & Solid Waste Disposal General Electric Co., Series 2004
2.27%, 12/1/14	6,000	6,000
Philadelphia Industrial Development Authority, PA, New Courtland Elder Services, Series 2003
2.27%, 3/1/27	7,700	7,700
		40,915
Municipal Bonds & Notes (9.0%)
Aiken County Consolidated School District, SC, Series 2005 BANs
3.25%, 7/14/06	2,800	2,809
Ashburnham - Westminster Regional School District, MA, Series 2005 BANs
3.50%, 9/16/05	3,499	3,504
Beaufort County School District, SC, Series 2005 A BANs
3.15%, 7/14/06	2,200	2,205
Beaver Area School District, PA, Series 2005 TRANs
3.50%, 6/30/06	1,709	1,716
Bend-La Pine Administrative School District No. 1, OR, Series 2005 TRANs
4.00%, 6/29/06	5,000	5,049
Burnt Hills - Ballston Lake Central School District, NY, Series 2005 A TANs
3.75%, 7/13/06	1,250	1,261
Davis County, UT, Series 2005 TRANs
3.75%, 12/29/05	3,000	3,015
Friendship Central School District, NY, Series 2005 BANs
4.00%, 8/3/06	3,000	3,033
Hastings, NY, Series 2005 BANs
3.25%, 7/14/06	1,500	1,503
Illinois Finance Authority, Series 2005-A School Notes
3.00%, 12/1/05	630	631
Indiana Bond Bank, Midyear Funding Notes, Series 2005 A
3.50%, 1/27/06	4,510	4,532
Indianapolis Local Public Improvement Bond Bank, IN, Series 2005 F Notes
4.00%, 1/6/06	2,300	2,314
Orono Independent School District No. 278, MN, Aid Anticipation Certificates, Series 2004 A
2.75%, 8/29/05	1,000	1,001
Pioneer Valley Transit Authority, MA, Series 2004 RANs
2.75%, 8/5/05	1,000	1,000
Rutland, MA, Series 2005 BANs
3.50%, 9/16/05	2,000	2,002
Texas, Series 2004 TRANs
3.00%, 8/31/05	2,215	2,216
Utica City School District, NY, Series 2005 RANs
4.00%, 6/23/06	1,500	1,513
Wachusett Regional School District, MA, Series 2005 RANs
3.75%, 6/30/06	1,500	1,513
Wood-Ridge, NJ, Series 2005 TRANs
3.75%, 1/31/06	1,000	1,004
		41,821
Put Option Bonds (2.6%)
Brownsville, TX, Utility System Sub Lien, Series 2001 A (MBIA)
2.45%, 9/1/25	3,500	3,500
Northside Independent School District, TX, Series 2005
2.85%, 6/15/35	9,000	9,000
		12,500
Weekly Variable Rate Bonds (68.0%)
American Public Energy Agency, NE, National Public Gas Agency, 2003, Series A
2.33%, 2/1/14	4,930	4,930
Arizona Tourism & Sports Authority, Multi-purpose Stadium, Series 2003 A ROCs II-R, Series 2134 (MBIA)
2.37%, 7/1/21	1,790	1,790
Austin, TX, Water & Wastewater System, Series 2004 (FSA)
2.32%, 5/15/24	200	200
Bexar County Housing Finance Corp., TX, Multi-Family P-FLOATs PT-2082
2.37%, 1/20/10	1,500	1,500
Centerra Metropolitan District No. 1, CO, Series 2004
2.36%, 12/1/29	11,900	11,900
Charlotte, NC, Convention Facility, Series 2003 B COPs
2.39%, 12/1/21	5,000	5,000
Chicago Board of Education, IL, Series 2004 D (FSA)
2.34%, 3/1/23	4,000	4,000
Colorado Educational & Cultural Facilities Authority, Oklahoma’s Public Radio, Series 2005 A
2.35%, 3/1/25	6,255	6,255
Colorado Health Facilities Authority, Catholic Health Initiatives, Series 2004 B-4
2.35%, 3/1/23	10,000	10,000
Denver Urban Renewal Authority, CO, Stapleton Senior Tax Increment, Series 2004 A-1 P-FLOATs, Series PT-999
2.42%, 10/7/06	1,500	1,500

East Bay Municipal Utility District, CA, Water System, Subordinated Refunding, Series 2005 B-1 (XLCA)
2.29%, 6/1/38	5,500	5,500
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation, Series 2005 A-2
2.36%, 5/15/35	8,000	8,000
Fort Wayne, IN, Health Quest Realty X, Series 1993 A TOBs (FHA)
2.51%, 8/1/13	1,430	1,430
Glendale Heights, IL, Glendale Lakes, Series 2000
2.34%, 3/1/30	2,445	2,445
Hamilton County, OH, Twin Towers and Twin Lakes, Series 2003 A
2.36%, 7/1/23	1,500	1,500
Harris County Industrial Development Corp., TX, Baytank, Inc., Series 1998
2.32%, 2/1/20	10,500	10,500
Hawaii Department of Budget and Finance, Queens Health System, Series 1998 A
2.32%, 7/1/26	4,800	4,800
Houston, TX, Combined Utility System MERLOTs, Series 2004 C13 (MBIA)
2.37%, 5/15/25	1,310	1,310
Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago, Series 1999 (Ambac)
2.35%, 9/1/24	8,000	8,000
Illinois Development Finance Authority, Palos Community Hospital, Series 1998
2.37%, 9/1/15	8,000	8,000
Illinois Finance Authority, Resurrection Health Care System, Series 2005 C
2.31%, 5/15/35	5,000	5,000
Indiana Educational Facilities Authority, Bethel College, Series 2004
2.33%, 2/1/34	6,220	6,220
Indiana Health Facility Financing Authority, Community Health Network, Series 2005 C
2.33%, 5/1/35	7,000	7,000
Jackson County Hospital Finance Authority, MI, W. A. Foote Memorial Hospital, Series 2005 A
2.35%, 6/1/32	2,400	2,400
King County, WA, Harborview Medical Center ROCs II-R, Series 5036 (Ambac)
2.37%, 12/1/13	1,820	1,820
Maine Health & Higher Educational Facilities Authority, VHA of New England Capital Asset Financing, Series 1985 B (Ambac)
2.39%, 12/1/25	1,400	1,400
Massachusetts Bay Transportation Authority, Series 2000
2.32%, 3/1/30	500	500
Massachusetts Development Finance Agency, Dana Hall School, Series 2004
2.34%, 6/1/34	2,500	2,500
Massachusetts Health & Educational Facilities Authority, Cape Cod Healthcare Obligated Group, 2004, Series D (Assured Guaranty)
2.39%, 11/15/35	5,000	5,000
Merrillville, IN, Southlake Care Center, Series 1992 A TOBs (FHA)
2.51%, 7/1/11	640	640
Michigan State University, Series 2005
2.32%, 2/15/34	6,500	6,500
Milan Area Schools, MI, Refunding, Series 2002
2.30%, 5/1/30	300	300
Minneapolis, MN, Fairview Health Services, Series 2005 A (Ambac)
2.34%, 11/15/32	4,000	4,000
Minneapolis, MN, Guthrie Theater on the River, Series 2003 A
2.33%, 10/1/23	5,300	5,300
Mississippi Development Bank, MGAM Natural Gas Supply, Series 2005
2.30%, 7/1/15	4,000	4,000
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Series 2004 B1 P-FLOATs PA-1276
2.38%, 9/1/24	7,100	7,100
Missouri Health & Educational Facilities Authority, Stowers Institute, Series 2002 (MBIA)
2.32%, 7/1/36	9,200	9,200
Municipal Securities Pooled Trust Receipts, Various States, Series 2004 SG P-18
2.48%, 1/1/35	5,900	5,900
New Hampshire Health & Education Facilities Authority, Weeks Medical Center, Series 2005 A
2.33%, 7/1/35	3,545	3,545
New Jersey Transportation Trust Fund Authority, Series 2004 A PUTTERs, Series 503 (FGIC)
2.36%, 6/15/12	2,450	2,450
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series 2005 B
2.40%, 8/1/30	10,000	10,000
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004
2.35%, 7/1/19	5,200	5,200
North Carolina Medical Care Commission, Firsthealth of the Carolinas, Series 2002
2.34%, 10/1/32	2,600	2,600
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System, Series 2003
2.39%, 10/1/18	5,000	5,000
Oak Forest, IL, Homewood South Suburban Mayors & Managers Association, Series 1989
2.33%, 7/1/24	2,050	2,050

Ohio, Common Schools, Series 2005 B
2.31%, 3/15/25	10,000	10,000
Omaha, NE, Eagle #2004001 Class A
2.37%, 4/1/27	1,000	1,000
Orlando-Orange County Expressway Authority, FL, Series 2005 Subseries A-1 (Ambac)
2.33%, 7/1/40	5,400	5,400
Palm Beach County, FL, Hospice of Palm Beach County, Inc., Series 2001
2.35%, 10/1/31	1,900	1,900
Pennsylvania Turnpike Commission, 2002, Series A-2
2.32%, 12/1/30	9,700	9,700
Perry County, MS, Leaf River Forest Products, Inc., Series 2002
2.35%, 2/1/22	5,000	5,000
Pima County Industrial Development Authority, AZ, El Dorado Hospital, Series 2004
2.35%, 4/1/38	1,000	1,000
Port St. Lucie, FL, Utility System, Series 2005 (MBIA)
2.35%, 9/1/35	10,895	10,895
Portland Housing Authority, OR, New Market West, Series 2004
2.35%, 4/1/34	675	675
Private Colleges & Universities Authority, GA, Emory University, 2000, Series B
2.30%, 11/1/35	3,100	3,100
Private Colleges & Universities Authority, GA, Emory University, 2001, Series B
2.30%, 9/1/33	1,900	1,900
Rhode Island Convention Center Authority, Refunding, 2001, Series A (MBIA)
2.35%, 5/15/27	955	955
Rhode Island Economic Development Corp., Airport 2005, Series C P-FLOATS PT-2953 (MBIA)
2.37%, 7/1/23	2,165	2,165
Rhode Island Health & Educational Building Corp., Meeting Street Center, Series 2005
2.35%, 6/1/35	6,400	6,400
Roaring Fork Municipal Products, WA, Washington Class A Certificates, Series 2005-4 (FSA)
2.41%, 1/1/20	9,425	9,425
Sayre Health Care Facilities Authority, PA, VHA of Pennsylvania, Inc., Capital Asset Financing, Series 1985 B (Ambac)
2.39%, 12/1/20	1,700	1,700
South Carolina Jobs Economic Development Authority, Burroughs & Chapin Business Park, Series 2002
2.39%, 5/1/32	10,300	10,300
South Jordan Municipal Building Authority, UT, Lease, Series 2004
2.35%, 2/1/29	2,200	2,200
Texas Water Development Board, Revolving Fund Senior Lien, Series 2000 A P-FLOATs PT-2187
2.35%, 7/15/08	1,040	1,040
Triborough Bridge & Tunnel Authority, NY, Series 2002 C (Ambac)
2.29%, 1/1/33	8,000	8,000
Triborough Bridge & Tunnel Authority, NY, Series 2005 B-4
2.29%, 1/1/32	5,000	5,000
University of Minnesota Regents, Series 1999 A
2.40%, 1/1/34	1,065	1,065
University of Texas System, Refunding, Series 2001 A
2.32%, 8/15/13	1,500	1,500
Utah County, UT, IHC Health Services, Inc., 2002, Series B
2.35%, 5/15/35	2,400	2,400
Virginia Public Building Authority, Series B ROCs II-R, Series 6027
2.37%, 8/1/14	1,395	1,395
Washington County Authority, PA, The Trustees of the University of Pennsylvania, Series 2004
2.30%, 7/1/34	8,000	8,000
Williamsburg, KY, Cumberland College, Series 2002
2.33%, 9/1/32	1,395	1,395
		317,695
Total Tax-Exempt Instruments (Cost $478,862)		478,862
Total Investments (102.5%) (Cost $478,862)		478,862
Liabilities in Excess of Other Assets (-2.5%)		(11,646)
Net Assets (100%)		$467,216

Ambac	— Ambac Assurance Corp.
Assured Guaranty	— Assured Guaranty, Ltd.
BANs	— Bond Anticipation Notes
FGIC	— Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance, Inc.
MBIA	— MBIA Insurance Corp.
Radian	— Radian Group, Inc.
RANs	— Revenue Anticipation Notes
TANs	— Tax Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes
XLCA	— XL Capital Assurance

Treasury Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2005 (unaudited)

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (4.1%)
U.S. Treasury Bills (1.1%)
U.S. Treasury Bills
2.59%, 8/11/05	$1,000	$999
U.S. Treasury Notes (3.0%)
U.S. Treasury Notes
1.875%, 1/31/06	800	795
2.00%, 8/31/05	2,000	1,999
		2,794
Total U.S. Treasury Securities (Cost $3,793)		3,793
Repurchase Agreements (95.0%)
Bear Stearns Cos., Inc., 3.24%, dated 7/29/05, due 8/1/05, repurchase price $20,005: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bills, 3.232% - 3.238%, due 9/1/05 - 9/15/05; U.S. Treasury Notes, 3.625% - 4.625%, due 5/15/06 - 5/15/10; U.S. Treasury Bonds, 5.25% - 9.00%, due 11/15/18 - 2/15/29, valued at $23,461.	20,000	20,000
CS First Boston LLC, 3.26%, dated 7/29/05, due 8/1/05, repurchase price $22,356: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 8.125%, due 5/15/21, valued at $22,798.	22,350	22,350
Deutsche Bank Securities, Inc., 3.27%, dated 7/29/05, due 8/1/05, repurchase price $23,006: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 1.875% - 3.375%, due 1/31/06 - 12/15/08, valued at $23,460.	23,000	23,000
UBS Securities LLC, 3.27%, dated 7/29/05, due 8/1/05, repurchase price $23,006: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 3.625%, due 6/15/10, valued at $23,462.	23,000	23,000
Total Repurchase Agreements (Cost $88,350)		88,350
Total Investments (99.1%) (Cost $92,143)		92,143
Other Assets in Excess of Liabilities (0.9%)		826
Net Assets (100%)		$92,969

1

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

[See General Instructions]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	September 20, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 20, 2005